Financial instruments - Fair values and risk management - Credit risk (Details) € in Millions	12 Months Ended
	Mar. 31, 2024 EUR (€) customer	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Number of individual customers accounting for a significant portion of total revenue | customer	0
Financial assets	€ 4,548.8	€ 5,081.4	€ 5,254.8
Authorized period for which group can place funds on deposit	18 months
Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	€ 76.4	59.7	43.5
Trade receivables | Past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	13.0	5.0	4.0
Trade receivables | Past due | Impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0.0	0.0	0.0
Trade receivables | Past due | Not impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	€ 13.0	€ 5.0	€ 4.0